Federated Hermes Muni and Stock Advantage Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Principal Amount or Shares			Value
		COMMON STOCKS—48.7%
		Communication Services—4.5%
109,719		Alphabet, Inc., Class A	$ 39,074,227
483,678		AT&T, Inc.	11,245,514
12,650		Meta Platforms, Inc.	7,042,382
155,440		Verizon Communications, Inc.	7,276,146
		TOTAL	64,638,269
		Consumer Discretionary—4.0%
82,052	[1]	Amazon.com, Inc.	22,283,682
1,272	[1]	AutoZone, Inc.	3,836,670
99,986		Bath & Body Works, Inc.	2,011,718
12,917		Expedia Group, Inc.	3,807,156
387,020	[1]	Gens Aurea SpA	4,284,404
42,000		HBX Group International PLC	374,618
11,237		Home Depot, Inc.	3,730,234
8,056	[1]	Lululemon Athletica, Inc.	957,617
16,823		McDonald’s Corp.	4,552,977
61,146		Nike, Inc., Class B	2,550,400
228,862	[1]	Penn Entertainment, Inc.	4,698,537
4,178	[1]	Reformation, Inc.	67,767
10,213	[1]	Ulta Beauty, Inc.	5,237,533
		TOTAL	58,393,313
		Consumer Staples—3.0%
1,951		Costco Wholesale Corp.	1,857,137
327,829		JBS NV-A	4,596,163
71,531		McCormick & Co., Inc.	3,640,928
30,087		Philip Morris International, Inc.	5,741,201
29,891		Procter & Gamble Co.	4,318,951
133,776		The Coca-Cola Co.	11,717,440
99,395		WalMart, Inc.	11,052,724
		TOTAL	42,924,544
		Energy—2.2%
30,252		Chevron Corp.	5,954,501
45,503		ConocoPhillips	5,482,202
77,948		ExxonMobil Holdings Corp.	12,116,237
17,628		Valero Energy Corp.	5,515,801
36,944		Williams Cos., Inc.	2,642,974
		TOTAL	31,711,715
		Financials—6.9%
23,182		American Express Co.	7,794,947
51,944		Ares Management Corp.	6,653,507
14,241		Assurant, Inc.	3,975,945
102,219		Bank of America Corp.	6,332,467
8,379		BlackRock, Inc.	9,136,378
19,063		Capital One Financial Co.	3,984,358
32,874		Charles Schwab Corp.	3,459,660
53,844		Citigroup, Inc.	7,131,638

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Financials—continued
65,481		Citizens Financial Group, Inc.	$ 4,691,714
6,000	[1]	Exzeo Group, Inc.	93,120
2,946		Goldman Sachs Group, Inc.	3,000,147
31,036		Intercontinental Exchange, Inc.	4,732,369
53,285		JPMorgan Chase & Co.	18,745,130
32,500	[1]	PicS NV	429,000
9,391		Progressive Corp., OH	1,985,445
33,903		UMB Financial Corp.	4,940,684
18,238		Visa, Inc., Class A	6,677,479
15,684		Willis Towers Watson PLC	5,268,569
		TOTAL	99,032,557
		Health Care—5.7%
19,313		Abbott Laboratories	2,041,384
30,872		AbbVie, Inc.	7,747,020
25,455		AstraZeneca PLC	4,344,333
159,832	[1]	Caris Life Sciences, Inc.	2,504,567
21,059		Danaher Corp.	4,106,084
15,497		Eli Lilly & Co.	17,803,573
25,459		Johnson & Johnson	6,526,415
3,500	[1]	Lumexa Imaging Holdings, Inc.	36,435
8,947		McKesson Corp.	7,660,332
63,874		Medtronic PLC	5,454,201
35,605		Merck & Co., Inc.	4,635,771
178,013		Pfizer, Inc.	4,452,105
10,653		Thermo Fisher Scientific, Inc.	6,118,018
20,739		UnitedHealth Group, Inc.	8,594,241
		TOTAL	82,024,479
		Industrials—5.4%
46,000	[1]	CSG B.V.	875,901
6,314		Cummins, Inc.	4,004,339
66,567		Delta Air Lines 2020-1 Class	5,820,618
25,726		Dover Corp.	5,264,054
23,603		Eaton Corp. PLC	9,799,966
17,000	[1]	ERock, Inc.	174,420
15,791		GE Aerospace	5,685,865
6,923		GE Vernova, Inc.	6,855,778
13,000	[1]	Hawkeye 360, Inc.	275,600
9,556		Parker-Hannifin Corp.	9,331,721
14,985		Paychex, Inc.	1,750,847
156,017		Robert Half, Inc.	5,897,443
23,303		RTX Corp.	5,015,272
7,053	[1]	Saia, Inc.	2,451,834
16,750		Siemens Energy AG	2,847,959
21,649		Stanley Black & Decker, Inc.	2,047,562
2,486		United Rentals, Inc.	2,683,040
6,000	[1]	Vincorion SE	128,477
32,489		Waste Management, Inc.	7,360,383
		TOTAL	78,271,079
		Information Technology—12.9%
24,572	[1]	Advanced Micro Devices, Inc.	11,699,958

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
99,010		Apple, Inc.	$ 30,585,179
24,766		Applied Materials, Inc.	12,572,955
46,715	[1]	Arista Networks, Inc.	8,425,050
72,931		Broadcom, Inc.	28,390,580
6,569	[1]	Coherent Corp.	1,726,924
12,176	[1]	F5, Inc.	4,901,692
142,384		Hewlett Packard Enterprise Co.	6,820,194
17,688		Innoscripta SE	1,476,599
23,248		KLA Corp.	4,250,199
12,612		Marvell Technology, Inc.	2,365,507
11,655		Micron Technology, Inc.	9,592,415
47,795		Microsoft Corp.	22,211,292
11,838		Motorola Solutions, Inc.	5,158,409
98,160		NVIDIA Corp.	19,705,620
17,812		Salesforce, Inc.	3,277,764
29,564		SAP SE	5,367,514
6,197		Seagate Technology Holdings PLC	5,305,438
11,103	[1]	Snowflake, Inc.	3,256,288
		TOTAL	187,089,577
		Materials—1.3%
13,557		Agnico Eagle Mines Ltd.	1,968,200
86,438		Freeport-McMoRan, Inc.	5,413,612
14,184		Linde PLC	6,785,342
19,509		Vulcan Materials Co.	5,239,532
		TOTAL	19,406,686
		Real Estate—0.0%
61,000		NS Group, Inc.	577,588
		Utilities—2.8%
54,510		American Electric Power Co., Inc.	6,969,103
316,144		CenterPoint Energy, Inc.	13,290,694
100,626		NextEra Energy, Inc.	8,746,412
136,172		PPL Corp.	4,794,616
63,269		Southern Co.	5,981,451
		TOTAL	39,782,276
		TOTAL COMMON STOCKS (IDENTIFIED COST $359,147,003)	703,852,083
		MUNICIPAL BONDS—48.3%
		Alabama—1.9%
$ 5,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2025F), (Pacific Life Insurance Co. GTD), 5.000%, 12/1/2035	5,191,133
1,950,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026B), (Canadian Imperial Bank of Commerce GTD), 5.000%, 12/1/2034	2,047,367
2,000,000		Black Belt Energy Gas District, AL, Gas Project Revenue Bonds (Series 2026C), (Bank of America Corp. GTD), 5.250%, 6/1/2036	2,102,324
1,500,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series 2023D-1), (Goldman Sachs Group, Inc. GTD), 5.500%, Mandatory Tender 2/1/2029	1,563,609
6,750,000		Black Belt Energy Gas District, AL, Gas Project Revenue Refunding Bonds (Series H-2-1), (Goldman Sachs Group, Inc. GTD), 5.000%, 12/1/2031	7,018,004
5,000,000		Energy Southeast, AL, Energy Supply Revenue Bonds (Series 2023A-1), (Morgan Stanley GTD), 5.500%, Mandatory Tender 1/1/2031	5,280,667
2,010,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2031	2,082,030

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Alabama—continued
$ 2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds (Series 2016A), (Goldman Sachs Group, Inc. GTD), 5.000%, 9/1/2046	$ 2,027,808
		TOTAL	27,312,942
		Arizona—1.4%
1,320,000		Arizona Board of Regents (Arizona State University), System Revenue Bonds (Series 2024A), 5.000%, 7/1/2042	1,408,377
665,000	[2]	Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	665,009
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System (Phoenix, AZ Aviation Department), Junior Lien Airport Revenue Bonds (Series 2019A), 5.000%, 7/1/2049	2,538,201
2,510,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Facility Revenue Bonds (Series 2014A), 5.000%, 7/1/2034	2,510,909
1,500,000		Phoenix, AZ IDA (GreatHearts Arizona), Education Revenue Bonds (Series 2025A), (Original Issue Yield: 5.560%), 5.250%, 7/1/2060	1,443,833
2,000,000	[2]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	2,112,768
8,170,000		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue Bonds (Series 2025B), 5.000%, 1/1/2035	9,177,879
		TOTAL	19,856,976
		California—1.8%
3,000,000		California Community Choice Financing Authority, Clean Energy Project Revenue Bonds (Series 2026E), (Google, Inc. GTD), 5.000%, 7/1/2035	3,241,172
2,000,000		California Health Facilities Financing Authority (Providence St. Joseph Health), Revenue Bonds (Series 2014B), 5.000%, 10/1/2044	2,000,651
1,135,000	[2]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	1,129,711
45,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2015A), 5.000%, 11/1/2030	45,077
1,565,000		California State, Various Purpose UT GO Bonds, 5.000%, 9/1/2052	1,623,239
2,000,000		Los Angeles, CA Department of Airports, Senior Revenue Green Bonds (Series 2022I), 5.000%, 5/15/2048	2,067,004
1,140,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Original Issue Yield: 6.375%), (Citigroup, Inc. GTD), 6.125%, 11/1/2029	1,183,682
3,940,000		San Diego County, CA Regional Airport Authority, Subordinate Airport Revenue Bonds (Series 2021A), 4.000%, 7/1/2046	3,786,812
1,080,000		San Diego, CA Unified School District, UT GO Dedicated Property Tax Bonds (Series 2022M-2), 4.550%, 7/1/2052	1,087,435
2,500,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2023D), 5.250%, 5/1/2048	2,637,103
5,000,000		Southern California Public Power Authority, Clean Energy II Revenue Bonds (Series 2026A), (Pacific Life Insurance Co. GTD), 5.000%, 11/1/2033	5,235,419
2,440,000		University of California (The Regents of), Limited Project Revenue Bonds (Series 2017M), 5.000%, 5/15/2036	2,472,678
		TOTAL	26,509,983
		Colorado—1.3%
1,500,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), 5.000%, 12/15/2035	1,500,184
1,200,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2022), 5.500%, 11/1/2047	1,257,970
5,880,000		Colorado High Performance Transportation Enterprise, C-470 Express Lanes Senior Revenue Bonds (Series 2017), 5.000%, 12/31/2051	5,685,246
1,365,000		Colorado State Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019A-1), 4.000%, 8/1/2044	1,243,773
2,500,000		Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2024A), 5.000%, 5/15/2054	2,537,300
4,000,000		Denver, CO City & County Department of Aviation, Airport System Senior Revenue Bonds (Series 2022C), 5.250%, 11/15/2053	4,155,296
3,095,000		University of Colorado (The Regents of), University Enterprise Revenue Refunding Bonds (Series 2017A-2), 4.000%, 6/1/2043	2,907,918
		TOTAL	19,287,687
		Connecticut—0.7%
500,000		Aquarion Water Authority, CT, Subordinate Water System Revenue Bonds (Series 2026D), (Build America Mutual Assurance INS), 5.250%, 8/1/2040	548,190
400,000		Aquarion Water Authority, CT, Subordinate Water System Revenue Capital Appreciation Bonds (Series 2026E), (Original Issue Yield: 5.410%), 5.410%, 8/1/2051	106,431
3,250,000		Connecticut Health and Educational Facilities Authority (Hartford Sustainable Energy Partners, LLC), Revenue Bonds (Series 2026A), 5.250%, 8/1/2051	3,359,890

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$ 3,000,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purpose (Series 2018B), 5.000%, 10/1/2032	$ 3,118,112
1,500,000		Connecticut State (Connecticut State Special Transportation Fund), Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2022A), 5.250%, 7/1/2042	1,608,555
1,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025C), 4.750%, 10/1/2032	1,023,472
750,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Revenue Bonds (Series 2025A), (Original Issue Yield: 6.350%), 6.250%, 10/1/2060	757,823
		TOTAL	10,522,473
		Delaware—0.1%
2,000,000		Delaware EDA (ACTS Retirement Life Communities, Inc.), Retirement Communities Revenue Bonds (Series 2018B), 5.000%, 11/15/2048	1,985,502
		District Of Columbia—1.0%
1,140,000		District of Columbia (District of Columbia International School), Revenue Bonds (Series 2019), 5.000%, 7/1/2054	1,073,015
1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.125%), 5.000%, 7/1/2042	987,763
500,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), 5.000%, 7/1/2037	500,982
5,375,000		District of Columbia Income Tax Revenue, Income Tax Secured Revenue Bonds (Series 2022A), 5.000%, 7/1/2035	5,843,010
6,090,000		District of Columbia, UT GO Bonds (Series 2019A), 5.000%, 10/15/2044	6,250,812
		TOTAL	14,655,582
		Florida—1.9%
3,000,000		Brevard County, FL Health Facilities Authority (Health First, Inc.), Hospital Revenue Bonds (Series 2022A), 5.000%, 4/1/2042	3,086,877
2,010,000		Central Florida Expressway Authority, Senior Lien Revenue Refunding Bonds (Series 2016B), 4.000%, 7/1/2040	2,011,236
1,000,000	[2]	Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.870%), 6.750%, 11/15/2055	1,051,560
2,125,000		Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2018F), 5.000%, 10/1/2048	2,145,504
1,000,000		JEA, FL Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2026A), 5.000%, 10/1/2051	1,038,961
2,500,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2038	2,658,549
1,000,000		Lakeland, FL (Lakeland Regional Health System), Hospital Revenue Refunding Bonds (Series 2024), 5.000%, 11/15/2040	1,046,871
2,560,000		Lakewood Ranch, FL Stewardship District (Lakewood Ranch Southeast Project), Special Assement Revenue Bonds (Series 2025), 5.800%, 5/1/2045	2,707,959
530,000		Lakewood Ranch, FL Stewardship District (Star Farms at Lakewood Ranch Project Phase 3/4), Special Assessment Revenue Bonds (Series 2024), 5.550%, 5/1/2054	533,913
1,055,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2052	989,700
500,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2026), 5.750%, 10/1/2050	504,409
2,715,000		Miami Beach, FL, Revenue Bonds (Series 2015), 5.000%, 9/1/2040	2,731,272
3,000,000		Miami-Dade County, FL, Water And Sewer System Revenue Bonds (Series 2025A), 4.500%, 10/1/2051	2,880,676
750,000		Orange County, FL, Health Facilities Authority (Orlando Health Obligated Group), Hospital Revenue Bonds (Series 2025A), 5.000%, 10/1/2044	772,913
2,000,000		Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center), Hospital Revenue Bonds (Series 2025), 5.750%, 11/1/2050	2,069,445
750,000	[2]	Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.500%, 1/1/2055	734,668
575,000		Willow Creek II, FL Community Development District, Capital Improvement Revenue Bonds (Series 2026), (Original Issue Yield: 5.650%), 5.625%, 5/1/2056	554,886
		TOTAL	27,519,399
		Georgia—2.2%
2,000,000	[2]	Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	1,832,171
1,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2024B), 5.000%, 11/1/2041	1,074,992
2,500,000		Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2018C), (United States Treasury PRF 11/1/2027@100), 5.000%, 11/1/2032	2,569,009
3,000,000		Atlanta, GA, UT GO Public Improvement Bonds (Series 2022A-1), 5.000%, 12/1/2040	3,186,631
3,000,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	3,065,742

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$ 1,000,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	$ 1,012,471
2,500,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	2,499,936
4,000,000		Georgia State, UT GO Bonds (Series 2022A), 4.000%, 7/1/2042	3,931,387
2,450,000		Georgia State, UT GO Bonds (Series 2023A), 5.000%, 7/1/2040	2,641,119
3,940,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project J Revenue Refunding Bonds (Series 2015A), 5.000%, 7/1/2060	3,842,574
3,515,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project P Revenue Refunding Bonds (Series 2023A), 5.500%, 7/1/2064	3,572,689
800,000		Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel First Tier Revenue Bonds (Series 2025A), (Original Issue Yield: 5.390%), 5.250%, 6/1/2061	774,470
2,100,000	[2]	Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.300%), 6.000%, 6/1/2050	2,062,735
		TOTAL	32,065,926
		Guam—0.1%
715,000		Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2039	755,971
500,000		Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.250%, 1/1/2040	525,331
		TOTAL	1,281,302
		Idaho—0.6%
8,170,000		Idaho Housing and Finance Association, Sales Tax Revenue Bonds (Series 2024A), 5.000%, 8/15/2048	8,485,431
		Illinois—3.5%
1,000,000		Chicago, IL Board of Education, Dedicated Capital Improvement Tax Bonds (Series 2023), (Original Issue Yield: 5.190%), 5.000%, 4/1/2045	996,701
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 5.875%, 12/1/2047	1,010,090
625,000		Chicago, IL Board of Education, UT GO Dedicated Refunding Bonds (Series 2018D), (Original Issue Yield: 5.210%), 5.000%, 12/1/2046	565,091
2,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2018B), 5.000%, 1/1/2048	2,013,746
1,335,000		Chicago, IL Transit Authority, Second Lien Sales Tax Receipts Revenue Bonds (Series 2020A), 5.000%, 12/1/2045	1,358,895
2,000,000		Chicago, IL Wastewater Transmission, Second Lien Wastewater Transmission Revenue Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 1/1/2048	2,072,285
5,000,000		Chicago, IL Water Revenue, Water Revenue Bonds (Series 2026A), 5.500%, 11/1/2066	5,188,190
3,000,000		Cook County, IL (Cook County, IL Sales Tax Revenue), Revenue Refunding Bonds (Series 2017), 5.000%, 11/15/2037	3,051,154
5,000,000		Cook County, IL (Cook County, IL Sales Tax Revenue), Sales Tax Revenue Bonds (Series 2025), 5.000%, 11/15/2049	5,084,622
750,000		Cook County, IL, UT GO Refunding Bonds (Series 2022A), 5.000%, 11/15/2033	818,370
221,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	221,004
1,500,000		Illinois Finance Authority (DePaul University), Revenue Bonds (Series 2016), 5.000%, 10/1/2041	1,470,927
2,880,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2026	2,894,296
4,320,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	4,424,474
705,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	732,884
750,000		Illinois State, UT GO Bonds (Series 2024), 5.000%, 2/1/2038	800,814
6,500,000		Illinois State, UT GO Bonds (Series 2026C), 5.500%, 4/1/2051	6,799,486
4,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2026	4,013,040
540,000		Illinois State, UT GO Refunding Bonds (Series 2021A), 4.000%, 3/1/2041	502,401
4,400,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2015A), (Original Issue Yield: 5.060%), 5.000%, 6/15/2053	4,287,483
1,500,000		Sales Tax Securitization Corp., IL, Second Lien Sales Tax Bonds (Series 2024A), 5.000%, 1/1/2037	1,615,862
		TOTAL	49,921,815
		Indiana—2.3%
2,000,000		Indiana Finance Authority (Community Health Network, Inc.), Health System Revenue Bonds (Series 2026A), 5.500%, 5/1/2051	2,109,321
4,000,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-2), 5.000%, Mandatory Tender 10/1/2031	4,301,779

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Indiana—continued
$ 5,000,000		Indiana Finance Authority (Parkview Health System Obligated Group), Revenue Bonds (Series 2026A), 5.000%, 11/1/2038	$ 5,337,018
3,735,000		Indiana Municipal Power Agency, Power Supply System Refunding Revenue Bonds (Series 2022A), 5.500%, 1/1/2053	3,868,732
1,250,000		Indiana Municipal Power Agency, Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2042	1,270,267
5,000,000		Indiana State Finance Authority (CWA Authority, Inc.), First Lien Wastewater Utility Revenue Bonds (Series 2022B), 5.250%, 10/1/2047	5,157,176
2,000,000		Indiana State Finance Authority (Marquette Project), Revenue Bonds (Series 2025A), 5.250%, 3/1/2050	2,013,419
1,500,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2039	1,553,380
2,330,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	2,395,528
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,033,211
2,500,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	2,523,266
1,875,000		Whiting, IN Environmental Facilities (BP PLC), Environmental Facilities Revenue Bonds (Series 2008), 4.200%, Mandatory Tender 6/21/2035	1,887,752
		TOTAL	33,450,849
		Iowa—0.6%
5,300,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	5,877,380
3,000,000		PEFA, Inc., Gas Project Revenue Refunding Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 4/1/2035	3,145,299
		TOTAL	9,022,679
		Kentucky—1.0%
1,250,000		Kentucky Bond Development Corp. (PRG Wildcats LLC), University of Kentucky Central Utility Plant Project Senior Revenue Bonds (Series 2026A), 5.000%, 10/31/2058	1,227,356
5,565,000	[3]	Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2022A-2) FRNs, (Morgan Stanley GTD), 3.645% (SOFR x 0.67 +1.200%), Mandatory Tender 8/1/2030	5,592,550
4,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Bonds (Series 2026A), (Nomura Holdings, Inc. GTD), 5.000%, 6/1/2034	4,094,309
3,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2024B), (BP PLC GTD), 5.000%, Mandatory Tender 8/1/2032	3,123,926
		TOTAL	14,038,141
		Louisiana—0.2%
2,400,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	2,442,748
1,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	1,021,005
		TOTAL	3,463,753
		Maryland—0.4%
3,000,000		Maryland Health and Higher Educational Facilities Authority (Luminis Health Obligated Group), Revenue Bonds (Series 2026A), 5.000%, 7/1/2041	3,174,405
1,500,000	[2]	Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	1,593,940
270,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2031	277,453
550,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	561,866
510,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), 6.000%, 7/1/2034	510,289
		TOTAL	6,117,953
		Massachusetts—0.9%
1,345,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.000%, 11/1/2048	1,384,018
5,000,000		Commonwealth of Massachusetts, UT GO Consolidated Loan Bonds (Series 2022C), 5.250%, 10/1/2052	5,175,822
1,660,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Senior Sales Tax Bonds (Series 2023A-1), (Original Issue Yield: 4.260%), 4.000%, 7/1/2053	1,460,297
2,000,000		Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group), Revenue Bonds (Series 2026Q), 5.500%, 12/1/2056	2,102,351

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$ 2,500,000		Massachusetts Development Finance Agency (Northeastern University), Revenue Bonds (Series 2022), 5.000%, 10/1/2044	$ 2,602,653
		TOTAL	12,725,141
		Michigan—0.7%
2,980,000		Great Lakes, MI Water Authority (Great Lakes, MI Water Authority Water Supply System), Water Supply System Revenue Senior Lien Bonds (Series 2022A), 5.250%, 7/1/2052	3,076,985
1,530,000		Michigan State Building Authority, Revenue and Revenue Refunding Bonds Facilities Program (Series 2019- I), 4.000%, 4/15/2054	1,338,997
1,250,000		Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022A), 5.000%, 4/15/2038	1,316,957
1,500,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), (Original Issue Yield: 4.600%), 4.375%, 2/28/2054	1,357,671
2,500,000		Wayne County, MI Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 12/1/2050	2,658,900
		TOTAL	9,749,510
		Minnesota—0.6%
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	974,621
1,540,000		Minneapolis-St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Bonds (Series 2022A), 5.000%, 1/1/2052	1,554,532
5,000,000	[3]	Minnesota Municipal Gas Agency, Commodity Supply Revenue Bonds (Series 2022B) FRNs, (Royal Bank of Canada GTD), 3.445% (SOFR x 0.67 +1.000%), Mandatory Tender 12/1/2027	5,009,412
1,000,000		St. Cloud, MN (CentraCare Health System), Health Care Revenue Bonds (Series 2024), (Original Issue Yield: 4.150%), 4.000%, 5/1/2050	880,154
		TOTAL	8,418,719
		Missouri—0.6%
4,000,000	[2]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	3,908,039
2,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2048	2,024,116
1,000,000		Missouri State HEFA (Lutheran Senior Services), Senior Living Services Projects (Series 2024A), 5.250%, 2/1/2054	1,000,348
1,250,000		St. Louis, MO Lambert International Airport, Airport Revenue Bonds (Series 2017C), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2042	1,259,334
		TOTAL	8,191,837
		Montana—0.0%
750,000		Montana Facility Finance Authority (St. John’s Lutheran Ministries, Inc.), St. John’s United Project Revenue Bonds (Series 2026A), (Original Issue Yield: 6.140%), 6.125%, 11/15/2061	751,087
		Nevada—0.2%
2,200,000		Reno-Tahoe, NV Airport Authority, Airport Revenue Bonds (Series 2024B), 5.000%, 7/1/2049	2,238,260
		New Hampshire—0.5%
2,035,000	[2]	National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	1,410,039
5,000,000	[2]	National Finance Authority, NH (Goodland Project, TX MUD), Special Revenue Capital Appreciation Bonds (Series 2026), (Original Issue Yield: 6.625%), 6.625%, 12/15/2039	2,006,513
1,800,000	[2]	National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	1,787,748
1,235,000		National Finance Authority, NH (Maine Sustainable Energy Partners LLC), Revenue Bonds (Series 2026A), (Original Issue Yield: 5.040%), 5.000%, 8/1/2056	1,224,423
1,456,944		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	1,402,843
		TOTAL	7,831,566
		New Jersey—2.4%
1,800,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2041	1,916,524
4,000,000		New Jersey EDA (New Jersey State), North Portal Bridge Project (Series 2022), 5.250%, 11/1/2047	4,168,730
1,000,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2017 DDD), (United States Treasury PRF 6/15/2027@100), 5.000%, 6/15/2033	1,019,384
930,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	976,605

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$ 1,570,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	$ 1,608,682
750,000		New Jersey State Educational Facilities Authority (New Jersey State), Higher Education Capital Improvement Fund (Series 2023A), 5.250%, 9/1/2053	775,247
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Federal Highway Reimbursement Revenue Refunding Notes (Series 2018A), 5.000%, 6/15/2031	1,001,038
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2022AA), 5.000%, 6/15/2035	1,075,127
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2023BB), 5.000%, 6/15/2037	1,079,009
2,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2024AA), 4.000%, 6/15/2042	1,876,456
1,500,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2025AA), 5.000%, 6/15/2045	1,569,443
1,150,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	1,189,604
1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2023AA), (Original Issue Yield: 4.250%), 4.250%, 6/15/2044	953,209
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2022CC), (United States Treasury PRF 12/15/2032@100), 5.000%, 6/15/2048	2,226,438
4,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2019A), 5.000%, 1/1/2048	4,069,194
3,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2022B), 5.250%, 1/1/2052	3,655,704
4,745,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Senior Refunding Bonds (Series 2018A), 5.000%, 6/1/2035	4,853,316
		TOTAL	34,013,710
		New Mexico—0.1%
2,175,000		New Mexico State Hospital Equipment Loan Council (Presbyterian Healthcare Services), Hospital System Revenue Bonds (Series 2017A), 5.000%, 8/1/2046	2,182,315
		New York—3.7%
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2052	1,002,180
2,860,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2057	2,857,977
1,500,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Green Bonds (Series 2020C-1), 5.000%, 11/15/2050	1,507,562
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2025B), 5.000%, 11/15/2043	1,051,690
3,175,000		Monroe County, NY IDC (University of Rochester), Revenue Bonds (Series 2017C), 4.000%, 7/1/2043	3,049,640
2,225,000		New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-1), 4.850%, 11/1/2059	2,144,784
2,500,000		New York City, NY Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds (Series 2022AA-3), 5.000%, 6/15/2047	2,598,242
3,000,000		New York City, NY Transitional Finance Authority, Building Aid Revenue Bonds (Series 2019S-3A), 5.000%, 7/15/2032	3,115,095
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2023F-1), (Original Issue Yield: 4.450%), 4.000%, 2/1/2051	1,806,741
3,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2025H-1), 5.000%, 11/1/2038	3,245,558
2,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2026A), 5.000%, 5/1/2040	2,146,951
1,500,000		New York City, NY, UT GO Bonds (Series 2023B-B1), 5.250%, 10/1/2047	1,558,087
2,500,000	[2]	New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	2,503,429
2,260,000		New York State Dormitory Authority (Fordham University), Revenue Bonds (Series 2020), 4.000%, 7/1/2046	2,032,888
4,485,000		New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS), 5.000%, 10/1/2034	4,787,399
15,000		New York State Dormitory Authority (New York School Districts Revenue Bond Financing Program), School Districts Revenue Bond Financing Program (Series 2022B), (Build America Mutual Assurance INS)/(United States Treasury PRF 10/1/2030@100), 5.000%, 10/1/20	16,178
4,000,000		New York State HFA, Revenue Bonds (Series 2025D-1), 5.000%, 5/1/2069	3,975,114
5,405,000		New York State Thruway Authority - Personal Income Tax Revenue (New York State Personal Income Tax Revenue Bond Fund), Revenue Bonds (Series 2022A), 4.000%, 3/15/2051	4,882,333

Principal Amount or Shares		Value
	MUNICIPAL BONDS—continued
	New York—continued
$ 1,010,000	New York State Thruway Authority (New York State Thruway Authority - General Revenue), General Revenue Bonds (Series 2020N), 5.000%, 1/1/2040	$ 1,049,551
4,475,000	New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	4,259,110
1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 5.076%), 5.000%, 12/1/2034	1,019,903
1,000,000	Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,016,679
1,250,000	Triborough Bridge & Tunnel Authority, NY (Triborough Bridge & Tunnel Authority Real Estate Transfer Tax), TBTA Lockbox Fund Revenue Bonds (Series 2025A), 5.000%, 12/1/2043	1,334,390
	TOTAL	52,961,481
	North Carolina—0.5%
1,250,000	Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,262,348
5,000,000	Charlotte, NC Aviation Department, Airport Revenue Bonds (Series 2022A), 4.000%, 7/1/2052	4,591,669
1,000,000	North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2044	1,039,626
	TOTAL	6,893,643
	Ohio—1.2%
3,405,000	Avon Lake, OH City School District, School Facilities Bonds (Series 2025), (Original Issue Yield: 4.790%), 4.625%, 12/1/2059	3,248,170
2,500,000	Hamilton County, OH (Christ Hospital ), Healthcare Facilities Improvement and Refunding Revenue Bonds (Series 2026), (Assured Guaranty, Inc. INS), 4.125%, 6/1/2044	2,359,151
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	958,741
900,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2050	917,225
3,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2055	3,041,181
1,500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	1,541,038
555,000	Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), 5.000%, 2/15/2027	555,985
2,000,000	Ohio State, Common Schools UT GO Bonds (Series 2025A), 5.000%, 6/15/2035	2,253,035
1,500,000	Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. INS), 4.375%, 12/1/2058	1,384,973
1,000,000	University of Cincinnati, OH, General Receipts Bonds (Series 2019A), 4.000%, 6/1/2035	1,005,298
	TOTAL	17,264,797
	Oklahoma—0.2%
1,500,000	Oklahoma City, OK Public Property Authority, Arena Sales Tax Revenue Bonds (Series 2026), 5.000%, 6/1/2034	1,665,359
1,250,000	Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior Living Community Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2037	1,257,710
	TOTAL	2,923,069
	Oregon—0.3%
3,525,000	Oregon State Housing and Community Services Department, Single Family Mortgage Program (Series 2023A), 4.600%, 7/1/2043	3,535,203
1,000,000	Oregon State, UT GO Bonds (Series 2025A), 5.000%, 5/1/2033	1,113,532
	TOTAL	4,648,735
	Pennsylvania—2.3%
4,000,000	Allegheny County, PA Sanitation Authority, Sewer Revenue Bonds (Series 2022), 5.750%, 6/1/2047	4,344,201
1,000,000	Commonwealth Financing Authority of PA (Commonwealth of Pennsylvania), Tobacco Master Settlement Payment Revenue Bonds (Series 2018), 5.000%, 6/1/2033	1,030,801
5,000,000	Commonwealth of Pennsylvania, UT GO Bonds (First Series 2022), 5.000%, 10/1/2042	5,267,694
455,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries), Revenue Bonds (Series 2015), 5.000%, 1/1/2038	455,142
1,360,000	Lancaster County, PA Hospital Authority (University of Pennsylvania Health System), Revenue Refunding Bonds (Series 2016), 5.000%, 8/15/2042	1,361,198
1,000,000	Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2044	1,009,083

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 605,000		Lancaster, PA Municipal Authority (Garden Spot Village), Healthcare Facilities Revenue Bonds (Series 2024A), 5.000%, 5/1/2049	$ 590,743
1,145,000		Pennsylvania State Economic Development Financing Authority (UPMC Health System), Revenue Bonds (Series 2023A-2), 4.000%, 5/15/2053	953,289
5,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 4.250%, 11/1/2051	4,506,753
2,430,000		Pennsylvania State Turnpike Commission, Subordinate Revenue Bonds (Series 2019A), 5.000%, 12/1/2044	2,507,367
1,155,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2022B), 5.250%, 12/1/2052	1,192,448
4,240,000		Pennsylvania State University, Revenue Bonds (Series 2022A), 5.000%, 9/1/2047	4,393,339
320,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	320,366
2,500,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2024C), (Assured Guaranty, Inc. INS), 5.250%, 9/1/2054	2,591,023
2,990,000		Upper St Clair TWP PA School District, UT GO Bonds (Series 2025), 4.000%, 10/1/2043	2,897,146
		TOTAL	33,420,593
		Puerto Rico—1.8%
2,490,792		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2035	2,468,421
4,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	4,316,353
6,250,000	[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2047	6,302,013
5,018,000		Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), (Original Issue Yield: 5.375%), 5.350%, 7/1/2046	1,825,955
5,543,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	5,325,704
6,235,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A-1), 4.750%, 7/1/2053	5,919,463
		TOTAL	26,157,909
		South Carolina—0.1%
1,625,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2044	1,708,421
		Tennessee—0.7%
1,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (2026B), 5.000%, 7/1/2043	1,052,266
1,500,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Bonds (Series 2022A), 5.250%, 7/1/2047	1,561,423
2,705,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019A), 4.000%, 7/1/2049	2,464,657
1,150,000		Shelby County, TN Health Education & Housing Facilities Board (Baptist Memorial Healthcare Obligated Group), Revenue Refunding Bonds (Series 2026B), 5.000%, 9/1/2046	1,182,964
4,000,000		Tennessee Energy Acquisition Corp., Gas Project Revenue Bonds (Series 2026A), (Massachusetts Mutual Life Insurance Co. GTD), 5.000%, 11/1/2034	4,194,459
		TOTAL	10,455,769
		Texas—6.3%
2,000,000		Austin, TX Water and Wastewater System, Water and Wastewater System Revenue Refunding Bonds (Series 2026), 5.250%, 11/15/2055	2,090,398
2,000,000		Cedar Hill, TX Independent School District, UT GO Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2050	1,789,673
1,500,000		Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds (Series 2020E), 4.000%, 1/1/2050	1,326,562
1,985,000		Conroe, TX Independent School District, UT GO Tax School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 2/15/2047	1,837,964
2,000,000		Crowley, TX Independent School District, UT GO Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 4.250%, 2/1/2047	1,911,280
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2024), (Original Issue Yield: 4.280%), 4.000%, 11/1/2049	1,778,962
1,350,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding and Improvement Bonds (Series 2025B), 5.000%, 11/1/2042	1,432,046
7,355,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2022B), 4.000%, 11/1/2045	6,873,515
8,215,000		DeSoto, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.250%, 8/15/2045	8,766,705

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 865,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2044	$ 914,837
1,000,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 8/15/2045	1,054,215
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes Holding, Inc.), First Mortgage Revenue Bonds (Series 2016), 5.000%, 1/1/2048	1,953,950
4,870,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	5,000,447
1,045,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2037	1,128,519
1,255,000		Harris County-Houston, TX Sports Authority, Senior Lien Revenue Refunding Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 11/15/2038	1,346,175
850,000		Houston, TX (Houston, TX Convention & Entertainment Facilities Department), First Lien Hotel Occupancy Tax Special Revenue and Refunding Bonds (Series 2026C), (Assured Guaranty, Inc. INS), 5.000%, 9/1/2044	894,331
2,000,000		Houston, TX Combined Utility System, First Lien Revenue & Refunding Bonds (Series 2014D), 5.000%, 11/15/2044	2,001,134
1,335,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2024A), (Original Issue Yield: 4.380%), 4.125%, 3/1/2051	1,186,953
3,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding and Improvement Revenue Bonds (Series 2025A), (Build America Mutual Assurance INS), 5.000%, 5/15/2037	3,286,997
5,290,000		Montgomery, TX Independent School District, UT GO School Building Bonds (Series 2022), (Texas Permanent School Fund Guarantee Program GTD), 4.250%, 2/15/2052	4,891,472
1,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facility Revenue Bonds (Series 2025), 5.375%, 1/1/2060	1,001,461
1,622,944	[4]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	795,432
1,200,000		New Hope Cultural Education Facilities Finance Corporation (Westminster Manor), Revenue Bonds (Series 2025), 5.000%, 11/1/2055	1,163,196
1,500,000		North Texas Municipal Water District Water System, Water System Revenue Refunding and Improvement Bonds (Series 2025), 5.000%, 9/1/2034	1,674,077
1,430,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2018), 4.250%, 1/1/2049	1,289,826
4,000,000		Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	4,016,357
3,000,000		San Antonio, TX Electric & Gas System (CPS Energy), Revenue Refunding Bonds (Series 2026A), 5.000%, 2/1/2040	3,227,420
1,610,000		San Antonio, TX Public Facilities Corp. (San Antonio, TX), Convention Center Facilities Lease Revenue Refunding and Improvement Bonds (Series 2022), 5.000%, 9/15/2033	1,741,785
2,950,000		Spring Branch, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2025), (Texas Permanent School Fund Guarantee Program GTD), 5.000%, 2/1/2035	3,299,197
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025A), 5.500%, 11/15/2052	1,056,543
4,045,000		Texas City Independent School District/TX, UT GO School Building Bonds (Series 2023), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, 8/15/2048	3,652,241
2,400,000		Texas Municipal Gas Acquisition & Supply Corp VI, Gas Supply Revenue Bonds (Series 2026A), (Bank of America Corp. GTD), 5.250%, 3/1/2037	2,523,241
2,965,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Senior Lien Revenue Bonds (Series 2006A), (Bank of America Corp. GTD), 5.250%, 12/15/2026	2,985,463
2,400,000		Texas Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue Bonds (Series 2023B), (BP PLC GTD), 5.500%, Mandatory Tender 1/1/2034	2,557,015
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2038	945,706
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 12/31/2039	933,690
1,050,000		Texas Private Activity Bonds Surface Transportation Corporation (LBJ Infrastructure Group LLC), Senior Lien Revenue Refunding Bonds I-635 Managed Lanes Project (Series 2020A), 4.000%, 6/30/2039	985,751
1,880,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,834,661
2,000,000		Texas Transportation Commission State Highway Fund (Texas State), Mobility Fund and Refunding Bonds (Series 2025), 5.000%, 10/1/2043	2,144,835

Principal Amount or Shares			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 1,500,000		Texas Water Development Board (Texas State Water Implementation Revenue Fund), Revenue Bonds (Series 2022), 5.000%, 10/15/2047	$ 1,549,326
		TOTAL	90,843,358
		Utah—0.7%
2,955,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2050	3,153,875
3,200,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025B), 5.500%, 7/1/2055	3,388,106
3,000,000		Salt Lake County, UT, Sales Tax Revenue Bonds (Series 2025), (Original Issue Yield: 4.300%), 4.000%, 2/1/2045	2,935,389
		TOTAL	9,477,370
		Virginia—1.7%
5,000,000		Henrico County, VA Water & Sewer System, Water and Sewer System Revenue Bonds (Series 2025D), 4.250%, 5/1/2056	4,778,038
1,600,000		James City County, VA EDA (Williamsburg Landing), Residential Care Facility Revenue Bonds (Series 2024A), 6.875%, 12/1/2058	1,737,411
2,250,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2053	2,456,134
1,135,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,233,060
7,385,000		Virginia College Building Authority, Revenue Bonds (Series 2018A), 5.000%, 9/1/2031	7,676,381
1,085,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2024A), 5.500%, 12/1/2054	1,110,915
1,000,000		Virginia Small Business Financing Authority (LifeSpire of Virginia), Revenue and Refunding Bonds (Series 2026A), 5.250%, 12/1/2056	1,005,125
4,000,000		Virginia State Housing Development Authority, Mortgage Revenue Bonds (Series G-1), 4.700%, 7/1/2051	3,934,553
		TOTAL	23,931,617
		Washington—1.6%
3,000,000		King County, WA Sewer System, Sewer Revenue and Refunding Bonds (Series 2024A), 5.000%, 1/1/2037	3,314,444
1,600,000		Public Hospital District No. 4 King County, Washington (Snoqualmie Valley Health), Hospital Revenue and Refunding Bonds (Series 2025A), 6.625%, 12/1/2045	1,611,398
1,745,000		Seattle, WA Water System, Water System Improvement and Refunding Revenue Bonds (Series 2022), 5.000%, 9/1/2044	1,838,135
1,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2025A), 5.250%, 9/1/2050	1,559,708
2,000,000	[2]	Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Bonds, 6.250%, 1/1/2056	2,047,417
1,500,000	[2]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	1,505,455
2,427,735		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	2,223,154
7,000,000		Washington State, UT GO Bonds (Series 2018C), 5.000%, 2/1/2036	7,178,759
1,825,000		Washington State, UT GO Motor Vehicle Fuel Tax Bonds (Series 2019B), 5.000%, 6/1/2039	1,868,923
		TOTAL	23,147,393
		Wisconsin—0.2%
3,000,000	[2]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	3,047,950
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $701,258,268)	698,482,643
	[3]	SHORT-TERM MUNICIPALS—2.4%
		New York—1.0%
14,100,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2026 Series CC) Daily VRDNs, (TD Bank, N.A. LIQ), 2.950%, 8/3/2026	14,100,000
		Ohio—1.0%
1,100,000		Franklin, OH (Nationwide Children’s Hospital), (Series 2025 B-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.050%, 8/3/2026	1,100,000
2,800,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.270%, 8/6/2026	2,800,000
9,395,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.950%, 8/3/2026	9,395,000

Principal Amount or Shares			Value
	[3]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 1,600,000		Ohio State Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds (Series 2024C) Daily VRDNs, (TD Bank, N.A. LIQ), 2.950%, 8/3/2026	$ 1,600,000
		TOTAL	14,895,000
		Pennsylvania—0.4%
4,070,000		Delaware County, PA IDA (United Parcel Service, Inc.), (Series 2015) Daily VRDNs, (United Parcel Service, Inc. GTD), 2.950%, 8/3/2026	4,070,000
925,000		Northampton County, PA General Purpose Authority (St. Luke’s Hospital Obligated Group), (Series B) Daily VRDNs, (TD Bank, N.A. LOC), 2.950%, 8/3/2026	925,000
		TOTAL	4,995,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $33,990,000)	33,990,000
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $1,094,395,271)	1,436,324,726
		OTHER ASSETS AND LIABILITIES - NET—0.6%[5]	9,052,657
		NET ASSETS—100%	$1,445,377,383
At July 31, 2026, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2026, these restricted securities amounted to $35,701,165, which represented 2.5% of net assets.

Additional information on restricted securities held at July 31, 2026, is as follows:
Security	Acquisition Date	Cost	Value
Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Convertible Capital Appreciation Economic Development Certificates (Series 2024-1), (Original Issue Yield: 6.500%), 6.500%, 12/15/2048	8/22/2024	$1,599,422	$1,832,171
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$1,135,000	$1,129,711
Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds (Series 2025A), (Original Issue Yield: 6.870%), 6.750%, 11/15/2055	8/15/2025	$984,826	$1,051,560
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	5/15/2018	$4,022,877	$3,908,039
Maricopa County, AZ, IDA (Paradise Schools), Revenue Refunding Bonds, 5.000%, 7/1/2036	10/6/2016	$665,000	$665,009
Maryland State Economic Development Corp. (Core Natural Resources, Inc.), Port Facilities Refunding Revenue Bonds (Series 2025), 5.000%, Mandatory Tender 3/27/2035	3/20/2025	$1,500,000	$1,593,940
National Finance Authority, NH (Attwater Project Texas MUD No. 38), Special Revenue Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.250%), 6.250%, 4/1/2032	11/22/2024	$1,443,293	$1,410,039
National Finance Authority, NH (Goodland Project, TX MUD), Special Revenue Capital Appreciation Bonds (Series 2026), (Original Issue Yield: 6.625%), 6.625%, 12/15/2039	4/22/2026	$2,120,725	$2,006,513
National Finance Authority, NH (Grand Prairie Project, Harris County, TX MUD), Special Revenue Bonds (Series 2024), (Original Issue Yield: 6.000%), 5.875%, 12/15/2032	12/6/2024	$1,788,329	$1,787,748
New York Liberty Development Corporation (3 World Trade Center), Revenue Bonds (Series 2014 Class 1), 5.000%, 11/15/2044	10/29/2014	$2,500,000	$2,503,429
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.875%, 11/15/2052	10/6/2022	$2,000,000	$2,112,768
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 6.625%, 12/1/2032	2/2/2023	$3,000,000	$3,047,950
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2020A), 5.000%, 7/1/2047	4/1/2024	$6,110,087	$6,302,013
Savannah-Georgia Convention Center Authority (Savannah-Georgia Convention Center Hotel), Convention Center Hotel Second Tier Revenue Bonds (Series 2025B), (Original Issue Yield: 6.300%), 6.000%, 6/1/2050	9/11/2025	$2,022,555	$2,062,735
Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.500%, 1/1/2055	11/20/2024	$758,998	$734,668
Washington State Housing Finance Commission (Horizon House Project), Nonprofit Housing Revenue and Refunding Bonds, 6.250%, 1/1/2056	11/13/2025	$1,957,739	$2,047,417

Security	Acquisition Date	Cost	Value
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest), Revenue Bonds (Series 2016), 5.000%, 1/1/2031	12/14/2016	$1,500,608	$1,505,455

3
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Issuer in default.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Municipal Bonds	$—	$698,482,643	$—	$698,482,643
Short-Term Municipals	—	33,990,000	—	33,990,000
Equity Securities:
Common Stocks
Domestic	643,967,811	—	—	643,967,811
International	43,891,283	15,992,989	—	59,884,272
TOTAL SECURITIES	$687,859,094	$748,465,632	$—	$1,436,324,726

The following acronym(s) are used throughout this portfolio:
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
PRF	—Pre-refunded
SOFR	—Secured Overnight Financing Rate
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes